Investments In and Receivables from Affiliates (Tables)	12 Months Ended
Oct. 25, 2015
Investments In and Receivables from Affiliates
Schedule of investments in and receivables from affiliates

			October 25,	October 26,
(in thousands)	Segment	% Owned	2015	2014
MegaMex Foods, LLC	Grocery Products	50%	$ 200,110	$ 208,221
Foreign Joint Ventures	International & Other	Various (26 – 50%)	58,888	56,230

Total			$ 258,998	$ 264,451

Schedule of equity in earnings of affiliates
(in thousands)	Segment	2015	2014	2013

MegaMex Foods, LLC	Grocery Products	$ 26,849	$ 14,415	$ 17,261
Foreign Joint Ventures	International & Other	(2,962)	3,170	3,252

Total		$ 23,887	$ 17,585	$ 20,513